Troubled Debt Restructures - Schedule of Successes and Failures of Types of Debt Restructuring (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Contract Loans	Dec. 31, 2014 USD ($) Contract Loans	Dec. 31, 2013 USD ($) Contract Loans
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	10	10	10
Extended Maturity [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract		1
Paid In Full [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loans		1
Recorded Investments | $		$ 112
Paid In Full [Member] | Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loans		1
Recorded Investments | $		$ 112
Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loans	10	9	10
Recorded Investments | $	$ 728	$ 1,214	$ 1,234
Paying as Restructured [Member] | Extended Maturity [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loans		1
Recorded Investments | $		$ 32
Paying as Restructured [Member] | Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loans	10	8	10
Recorded Investments | $	$ 728	$ 1,182	$ 1,234